Himax Technologies, Inc. (the Parent Company only) (Tables)	12 Months Ended
Dec. 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheet [Table Text Block]
The condensed separate financial information of Himax Technologies, Inc. is presented as follows:

Condensed Balance Sheets

	December 31,
	2012	2013
	(in thousands)

Cash	$1,075	268
Other current assets	835	912
Investment in non-marketable securities	1,600	5,600
Investments in subsidiaries	627,792	680,841
Total assets	$631,302	687,621

Current liabilities	$176	233
Short-term debt	54,000	86,500
Debt borrowing from a subsidiary	149,183	151,064
Total equity	427,943	449,824
Total liabilities and equity	$631,302	687,621

Schedule of Condensed Income Statement [Table Text Block]
Condensed Statements of Income

	Year ended December 31,
	2011	2012	2013
	(in thousands)

Revenues	$-	-	-
Costs and expenses	548	695	(248)
Operating Income (loss)	(548)	(695)	248
Equity in earnings from subsidiaries	13,433	54,929	59,402
Other non-operating loss	(2,179)	(2,637)	1,826
Earnings before income taxes	10,706	51,597	61,476
Income taxes expenses	-	(1)	-
Net Income	$10,706	51,596	61,476

Schedule Of Condensed Statements Of Comprehensive Income [Table Text Block]
Condensed Statements of Comprehensive Income

	Year Ended December 31,
	2011		2012		2013

Net income	$-	10,706	-	51,596	-	61,476
Other comprehensive income (loss):
Unrealized gains (losses) on securities, not subject to income tax:
Unrealized holding gains (losses) on available-for-sale marketable securities arising during the period	(305)	-	59	-	(12)	-
Reclassification adjustment for realized losses (gains) included in net income	(350)	(655)	(648)	(589)	8	(4)
Foreign currency translation adjustments, not subject to income tax		128		50		161
Net unrecognized actuarial gain (loss), net of tax of $(125), $8 and $(99) in 2011, 2012 and 2013, respectively		(573)		233		(401)
Comprehensive income		$9,606		51,290		61,232

Schedule of Condensed Cash Flow Statement [Table Text Block]
Condensed Statements of Cash Flows

	Year ended December 31,
	2011	2012	2013

	(in thousands)
Cash flows from operating activities:
Net income	$10,706	51,596	61,476
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings from subsidiaries	(13,433)	(54,929)	(59,402)
Changes in operating assets and liabilities:
Other current assets	(790)	311	(77)
Other current liabilities	1,767	1,637	57
Net cash provided by (used in) operating activities	(1,750)	(1,385)	2,054
Net cash used in investing activities	-	-	(4,060)
Cash flows from financing activities:
Distribution of cash dividends	$(21,224)	(10,680)	(42,394)
Proceeds from borrowing of short-term debt	271,200	266,000	295,320
Repayment of short-term debt	(250,000)	(277,200)	(262,820)
Investment returned from subsidiaries	-	56,836	-
Proceeds from issue of RSUs from a subsidiary	1,634	1,306	9,212
Purchase of subsidiary shares from noncontrolling interests	(1,324)	-	-
Proceeds from (repayment of) debt from a subsidiary	6,300	(25,500)	1,881
Acquisitions of ordinary shares for retirement	(4,627)	(8,886)	-
Net cash provided by financing activities	1,959	1,876	1,199
Net increase (decrease) in cash	209	491	(807)
Cash at beginning of year	375	584	1,075
Cash at end of year	$584	1,075	268

Supplemental disclosures of cash flow information:
Interest paid during the year	$353	264	301
Income taxes paid during the year	$-	1	-